Income Taxes	3 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 - Income Taxes

The components of income tax (benefit) expense for the three months ended March 31, 2012 and 2011 respectively, are as follows:

	2012	2011

Federal:
Current	$-	$-
Deferred	-	-
	-	-

State:
Current	-	-
Deferred	-	-
	-	-
	$-	$-

The Company has a net operating loss carry forward to offset future taxable income of $22,921,490 for federal purposes and $21,396,840 for state purposes.  Subject to current regulations, this carry forward will begin to expire in 2012 in varying amounts until 2021.  The amount and availability of the net operating loss carry forwards may be subject to limitations set forth by the Internal Revenue Code.  Factors such as the number of shares ultimately issued within a three year look-back period; whether there is a deemed more than 50 percent change in control; the applicable long-term tax exempt bond rate; continuity of historical business; and subsequent income of the Company all enter into the annual computation of allowable annual utilization of the carry forwards.

The Company’s income tax expense (benefit) for the three months ended March 31, 2012 and 2011 respectively, differed from the statutory federal rate of 34 percent as follows:

	2012	2011

Statutory rate applied to loss before income taxes	$(7,793,307)	$(7,527,087)

Increase(decrease) in income taxes resulting from:

State, income taxes	-	-
Other, including reserve for deferred tax asset	7,793,307	7,527,087

Income Tax Expense	$-	$-

Temporary differences due to statutory requirements in the recognition of assets and liabilities for tax and financial reporting purposes, generally including such items as organizational costs, accumulated depreciation and amortization, allowance for doubtful accounts, organizational and start-up costs and vacation accruals.  These differences give rise to the financial statement carrying amounts and tax bases of assets and liabilities causing either deferred tax assets or liabilities, as necessary, as of March 31, 2012 and 2011, respectively:

	December 31,
	2011	2010
Deferred tax assets
Net operating loss carry forwards	$22,921,490	$22,138,490
Less: valuation allowances	(22,921,490)	(22,138,490)

Net Deferred Tax Asset	$-	$-